       GROUP VARIABLE UNIVERSAL LIFE INSURANCE POLICIES AND CERTIFICATES
                                (METFLEX GVUL)

                                   ISSUED BY
                      METROPOLITAN LIFE INSURANCE COMPANY

                        SUPPLEMENT DATED APRIL 28, 2014
                      TO PROSPECTUS DATED APRIL 28, 2014

This document is a supplement to the prospectus dated April 28, 2014 (the "prospectus") for the Group Variable Universal Life Insurance Policies and Certificates issued by Metropolitan Life Insurance Company ("We"). This supplement is not a complete prospectus, and must be accompanied by the prospectus. The prospectus describes the insurance features and other aspects of the Group Policy and the Certificates. In this supplement, we describe all of the Funds that are available for the Group Policies and the Certificates.

THE FUNDS

AMERICAN FUNDS INSURANCE SERIES(R)--CLASS 1
   American Funds Asset Allocation Fund
   American Funds Bond Fund
   American Funds Cash Management Fund
   American Funds Global Growth Fund
   American Funds Global Small Capitalization Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
   American Funds High-Income Bond Fund
   American Funds International Fund
   American Funds New World Fund(R)
   American Funds U.S. Government/AAA-Rated Securities Fund
DWS VARIABLE SERIES I--CLASS A
   DWS Bond VIP
   DWS Capital Growth VIP
   DWS Core Equity VIP
   DWS Global Small Cap VIP (formerly DWS Global Small Cap Growth VIP) DWS International VIP
DWS VARIABLE SERIES II--CLASS A
   DWS Global Income Builder VIP
   DWS Money Market VIP
   DWS Small Mid Cap Growth VIP
FIDELITY(R) VARIABLE INSURANCE PRODUCTS--INITIAL CLASS
   Asset Manager: Growth(R) Portfolio
   Asset Manager/SM/ Portfolio
   Balanced Portfolio
   Contrafund(R) Portfolio
   Equity-Income Portfolio
   Freedom 2010 Portfolio
   Freedom 2020 Portfolio
   Freedom 2030 Portfolio
   Freedom 2040 Portfolio
   Freedom 2050 Portfolio
   Growth & Income Portfolio
   Growth Opportunities Portfolio
   Growth Portfolio
   High Income Portfolio
   Index 500 Portfolio
   Investment Grade Bond Portfolio
   Mid Cap Portfolio
   Money Market Portfolio
   Overseas Portfolio
MET INVESTORS SERIES TRUST--CLASS A
   ClearBridge Aggressive Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   MFS(R) Emerging Markets Equity Portfolio
   Oppenheimer Global Equity Portfolio
   WMC Large Cap Research Portfolio (formerly BlackRock Large Cap
     Core Portfolio)
METROPOLITAN SERIES FUND--CLASS A
   Barclays Aggregate Bond Index Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Large Cap Value Portfolio
   BlackRock Money Market Portfolio
   MetLife Mid Cap Stock Index Portfolio
   MetLife Stock Index Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   MSCI EAFE(R) Index Portfolio
   Russell 2000(R) Index Portfolio

MFS(R) VARIABLE INSURANCE TRUST--INITIAL CLASS
   MFS(R) Core Equity Series
   MFS(R) Global Equity Series
   MFS(R) Growth Series
   MFS(R) Investors Growth Stock Series
   MFS(R) Investors Trust Series
   MFS(R) Mid Cap Growth Series
   MFS(R) New Discovery Series
   MFS(R) Research Bond Series
   MFS(R) Research Series
   MFS(R) Total Return Series
   MFS(R) Utilities Series
   MFS(R) Value Series
MFS(R) VARIABLE INSURANCE TRUST II--INITIAL CLASS
   MFS(R) High Yield Portfolio
   MFS(R) Strategic Income Portfolio
PUTNAM VARIABLE TRUST--CLASS IA
   Putnam VT Diversified Income Fund
   Putnam VT Equity Income Fund
   Putnam VT Global Asset Allocation Fund
   Putnam VT Global Equity Fund
   Putnam VT Global Utilities Fund
   Putnam VT Growth and Income Fund
   Putnam VT High Yield Fund
   Putnam VT Income Fund
   Putnam VT International Equity Fund
   Putnam VT International Growth Fund
   Putnam VT International Value Fund
   Putnam VT Investors Fund
   Putnam VT Money Market Fund
   Putnam VT Multi-Cap Growth Fund
   Putnam VT Voyager Fund
T. ROWE PRICE EQUITY SERIES, INC.
   Equity Income Portfolio
   New America Growth Portfolio
   Personal Strategy Balanced Portfolio
T. ROWE PRICE FIXED INCOME SERIES, INC.
   Limited-Term Bond Portfolio

FUND CHARGES AND EXPENSES

The following tables describes the fees and expenses that the Fund will pay and that therefore you will indirectly pay periodically during the time you own your Certificate.

The first table shows the minimum and maximum total operating expenses charged by the Funds for the fiscal year ended December 31, 2013. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Certain Funds may impose a redemption fee in the future.

The second table shows the annual operating expenses (in some cases before and after contractual fee waivers or expense reimbursements) charged by each Fund for the fiscal year ended December 31, 2013, as a percentage of the Fund's average daily net assets for the year.

MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES

                                                                          MINIMUM MAXIMUM
-----------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,
distribution and/or service (12b-1) fees, and other expenses)              0.10%   1.31%

FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                     DISTRIBUTION            ACQUIRED    TOTAL                  NET TOTAL
                                        AND/OR               FUND FEES  ANNUAL     FEE WAIVER    ANNUAL
                         MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING AND/OR EXPENSE OPERATING
FUND                        FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT  EXPENSES
---------------------------------------------------------------------------------------------------------
AMERICAN FUNDS
  INSURANCE SERIES(R)--
  CLASS 1
---------------------------------------------------------------------------------------------------------
American Funds Asset
  Allocation Fund           0.28%         --          0.03%     --       0.31%          --        0.31%
---------------------------------------------------------------------------------------------------------
American Funds Bond
  Fund                      0.37%         --          0.02%     --       0.39%          --        0.39%
---------------------------------------------------------------------------------------------------------
American Funds Cash
  Management Fund           0.32%         --          0.02%     --       0.34%          --        0.34%
---------------------------------------------------------------------------------------------------------
American Funds Global
  Growth Fund               0.52%         --          0.03%     --       0.55%          --        0.55%
---------------------------------------------------------------------------------------------------------
American Funds Global
  Small Capitalization
  Fund                      0.70%         --          0.04%     --       0.74%          --        0.74%
---------------------------------------------------------------------------------------------------------
American Funds Growth
  Fund                      0.33%         --          0.02%     --       0.35%          --        0.35%
---------------------------------------------------------------------------------------------------------
American Funds Growth-
  Income Fund               0.27%         --          0.02%     --       0.29%          --        0.29%
---------------------------------------------------------------------------------------------------------
American Funds High-
  Income Bond Fund          0.46%         --          0.02%     --       0.48%          --        0.48%
---------------------------------------------------------------------------------------------------------
American Funds
  International Fund        0.49%         --          0.05%     --       0.54%          --        0.54%
---------------------------------------------------------------------------------------------------------
American Funds New
  World Fund(R)             0.73%         --          0.05%     --       0.78%          --        0.78%
---------------------------------------------------------------------------------------------------------
American Funds U.S.
  Government/AAA-Rated
  Securities Fund           0.33%         --          0.02%     --       0.35%          --        0.35%
---------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I--
  CLASS A
---------------------------------------------------------------------------------------------------------
DWS Bond VIP                0.39%         --          0.26%     --       0.65%        0.04%       0.61%
---------------------------------------------------------------------------------------------------------
DWS Capital Growth VIP      0.37%         --          0.13%     --       0.50%          --        0.50%
---------------------------------------------------------------------------------------------------------
DWS Core Equity VIP         0.39%         --          0.17%     --       0.56%          --        0.56%
---------------------------------------------------------------------------------------------------------
DWS Global Small Cap
  VIP                       0.89%         --          0.25%     --       1.14%        0.15%       0.99%
---------------------------------------------------------------------------------------------------------
DWS International VIP       0.79%         --          0.23%     --       1.02%          --        1.02%
---------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II--
  CLASS A
---------------------------------------------------------------------------------------------------------
DWS Global Income
  Builder VIP               0.37%         --          0.23%     --       0.60%          --        0.60%
---------------------------------------------------------------------------------------------------------

                                         DISTRIBUTION            ACQUIRED    TOTAL                  NET TOTAL
                                            AND/OR               FUND FEES  ANNUAL     FEE WAIVER    ANNUAL
                             MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING AND/OR EXPENSE OPERATING
FUND                            FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT  EXPENSES
-------------------------------------------------------------------------------------------------------------
DWS Money Market VIP            0.29%         --          0.20%      --      0.49%          --        0.49%
-------------------------------------------------------------------------------------------------------------
DWS Small Mid Cap
  Growth VIP                    0.55%         --          0.17%      --      0.72%          --        0.72%
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE
  INSURANCE PRODUCTS--
  INITIAL CLASS
-------------------------------------------------------------------------------------------------------------
Asset Manager:
  Growth(R) Portfolio           0.55%         --          0.17%      --      0.72%          --        0.72%
-------------------------------------------------------------------------------------------------------------
Asset Manager/SM/ Portfolio     0.50%         --          0.13%      --      0.63%          --        0.63%
-------------------------------------------------------------------------------------------------------------
Balanced Portfolio              0.40%         --          0.13%      --      0.53%          --        0.53%
-------------------------------------------------------------------------------------------------------------
Contrafund(R) Portfolio         0.55%         --          0.09%      --      0.64%          --        0.64%
-------------------------------------------------------------------------------------------------------------
Equity-Income Portfolio         0.45%         --          0.10%    0.02%     0.57%          --        0.57%
-------------------------------------------------------------------------------------------------------------
Freedom 2010 Portfolio            --          --            --     0.55%     0.55%          --        0.55%
-------------------------------------------------------------------------------------------------------------
Freedom 2020 Portfolio            --          --            --     0.58%     0.58%          --        0.58%
-------------------------------------------------------------------------------------------------------------
Freedom 2030 Portfolio            --          --            --     0.64%     0.64%          --        0.64%
-------------------------------------------------------------------------------------------------------------
Freedom 2040 Portfolio            --          --            --     0.66%     0.66%          --        0.66%
-------------------------------------------------------------------------------------------------------------
Freedom 2050 Portfolio            --          --            --     0.67%     0.67%          --        0.67%
-------------------------------------------------------------------------------------------------------------
Growth & Income
  Portfolio                     0.45%         --          0.13%      --      0.58%          --        0.58%
-------------------------------------------------------------------------------------------------------------
Growth Opportunities
  Portfolio                     0.55%         --          0.13%      --      0.68%          --        0.68%
-------------------------------------------------------------------------------------------------------------
Growth Portfolio                0.55%         --          0.11%      --      0.66%          --        0.66%
-------------------------------------------------------------------------------------------------------------
High Income Portfolio           0.56%         --          0.12%      --      0.68%          --        0.68%
-------------------------------------------------------------------------------------------------------------
Index 500 Portfolio             0.05%         --          0.05%      --      0.10%          --        0.10%
-------------------------------------------------------------------------------------------------------------
Investment Grade Bond
  Portfolio                     0.31%         --          0.11%      --      0.42%          --        0.42%
-------------------------------------------------------------------------------------------------------------
Mid Cap Portfolio               0.55%         --          0.09%      --      0.64%          --        0.64%
-------------------------------------------------------------------------------------------------------------
Money Market Portfolio          0.17%         --          0.09%      --      0.26%          --        0.26%
-------------------------------------------------------------------------------------------------------------
Overseas Portfolio              0.70%         --          0.14%      --      0.84%          --        0.84%
-------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES
  TRUST--CLASS A
-------------------------------------------------------------------------------------------------------------
ClearBridge Aggressive
  Growth Portfolio              0.59%         --          0.02%      --      0.61%        0.00%       0.61%
-------------------------------------------------------------------------------------------------------------
Lord Abbett Bond
  Debenture Portfolio           0.51%         --          0.03%      --      0.54%          --        0.54%
-------------------------------------------------------------------------------------------------------------
MFS(R) Emerging Markets
  Equity Portfolio              0.87%         --          0.15%      --      1.02%        0.01%       1.01%
-------------------------------------------------------------------------------------------------------------
Oppenheimer Global
  Equity Portfolio              0.67%         --          0.08%      --      0.75%        0.03%       0.72%
-------------------------------------------------------------------------------------------------------------
WMC Large Cap
  Research Portfolio            0.59%         --          0.03%      --      0.62%        0.05%       0.57%
-------------------------------------------------------------------------------------------------------------

                                        DISTRIBUTION            ACQUIRED    TOTAL                  NET TOTAL
                                           AND/OR               FUND FEES  ANNUAL     FEE WAIVER    ANNUAL
                            MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING AND/OR EXPENSE OPERATING
FUND                           FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT  EXPENSES
------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES
  FUND--CLASS A
------------------------------------------------------------------------------------------------------------
Barclays Aggregate Bond
  Index Portfolio              0.25%         --          0.03%      --      0.28%        0.01%       0.27%
------------------------------------------------------------------------------------------------------------
BlackRock Capital
  Appreciation Portfolio       0.69%         --          0.02%      --      0.71%        0.01%       0.70%
------------------------------------------------------------------------------------------------------------
BlackRock Large Cap
  Value Portfolio              0.63%         --          0.02%      --      0.65%        0.06%       0.59%
------------------------------------------------------------------------------------------------------------
BlackRock Money Market
  Portfolio                    0.33%         --          0.02%      --      0.35%        0.02%       0.33%
------------------------------------------------------------------------------------------------------------
MetLife Mid Cap Stock
  Index Portfolio              0.25%         --          0.05%    0.02%     0.32%        0.00%       0.32%
------------------------------------------------------------------------------------------------------------
MetLife Stock Index
  Portfolio                    0.25%         --          0.02%      --      0.27%        0.01%       0.26%
------------------------------------------------------------------------------------------------------------
MFS(R) Total Return
  Portfolio                    0.55%         --          0.04%      --      0.59%          --        0.59%
------------------------------------------------------------------------------------------------------------
MFS(R) Value Portfolio         0.70%         --          0.02%      --      0.72%        0.14%       0.58%
------------------------------------------------------------------------------------------------------------
MSCI EAFE(R) Index
  Portfolio                    0.30%         --          0.10%    0.01%     0.41%        0.00%       0.41%
------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index
  Portfolio                    0.25%         --          0.06%    0.11%     0.42%        0.00%       0.42%
------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE
  INSURANCE TRUST--
  INITIAL CLASS
------------------------------------------------------------------------------------------------------------
MFS(R) Core Equity Series      0.75%         --          0.25%      --      1.00%        0.10%       0.90%
------------------------------------------------------------------------------------------------------------
MFS(R) Global Equity
  Series                       1.00%         --          0.31%      --      1.31%        0.16%       1.15%
------------------------------------------------------------------------------------------------------------
MFS(R) Growth Series           0.73%         --          0.05%      --      0.78%          --        0.78%
------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth
  Stock Series                 0.75%         --          0.07%      --      0.82%          --        0.82%
------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust
  Series                       0.75%         --          0.06%      --      0.81%          --        0.81%
------------------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth
  Series                       0.75%         --          0.06%      --      0.81%          --        0.81%
------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery
  Series                       0.90%         --          0.06%      --      0.96%          --        0.96%
------------------------------------------------------------------------------------------------------------
MFS(R) Research Bond
  Series                       0.50%         --          0.04%      --      0.54%          --        0.54%
------------------------------------------------------------------------------------------------------------
MFS(R) Research Series         0.75%         --          0.06%      --      0.81%          --        0.81%
------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series     0.75%         --          0.04%      --      0.79%        0.08%       0.71%
------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series        0.73%         --          0.07%      --      0.80%          --        0.80%
------------------------------------------------------------------------------------------------------------
MFS(R) Value Series            0.69%         --          0.04%      --      0.73%          --        0.73%
------------------------------------------------------------------------------------------------------------

                                     DISTRIBUTION            ACQUIRED    TOTAL                  NET TOTAL
                                        AND/OR               FUND FEES  ANNUAL     FEE WAIVER    ANNUAL
                         MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING AND/OR EXPENSE OPERATING
FUND                        FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT  EXPENSES
---------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE
  INSURANCE TRUST II--
  INITIAL CLASS
---------------------------------------------------------------------------------------------------------
MFS(R) High Yield
  Portfolio                 0.70%         --          0.06%      --      0.76%        0.01%       0.75%
---------------------------------------------------------------------------------------------------------
MFS(R) Strategic Income
  Portfolio                 0.70%         --          0.30%    0.01%     1.01%        0.20%       0.81%
---------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE
  TRUST--CLASS IA
---------------------------------------------------------------------------------------------------------
Putnam VT Diversified
  Income Fund               0.55%         --          0.21%      --      0.76%          --        0.76%
---------------------------------------------------------------------------------------------------------
Putnam VT Equity Income
  Fund                      0.48%         --          0.15%      --      0.63%          --        0.63%
---------------------------------------------------------------------------------------------------------
Putnam VT Global Asset
  Allocation Fund           0.60%         --          0.30%      --      0.90%          --        0.90%
---------------------------------------------------------------------------------------------------------
Putnam VT Global Equity
  Fund                      0.70%         --          0.21%      --      0.91%          --        0.91%
---------------------------------------------------------------------------------------------------------
Putnam VT Global
  Utilities Fund            0.63%         --          0.20%      --      0.83%          --        0.83%
---------------------------------------------------------------------------------------------------------
Putnam VT Growth and
  Income Fund               0.48%         --          0.14%      --      0.62%          --        0.62%
---------------------------------------------------------------------------------------------------------
Putnam VT High Yield
  Fund                      0.57%         --          0.17%      --      0.74%          --        0.74%
---------------------------------------------------------------------------------------------------------
Putnam VT Income Fund       0.40%         --          0.20%      --      0.60%          --        0.60%
---------------------------------------------------------------------------------------------------------
Putnam VT International
  Equity Fund               0.70%         --          0.19%      --      0.89%          --        0.89%
---------------------------------------------------------------------------------------------------------
Putnam VT International
  Growth Fund               0.93%         --          0.34%      --      1.27%        0.03%       1.24%
---------------------------------------------------------------------------------------------------------
Putnam VT International
  Value Fund                0.70%         --          0.23%      --      0.93%          --        0.93%
---------------------------------------------------------------------------------------------------------
Putnam VT Investors
  Fund                      0.56%         --          0.17%      --      0.73%          --        0.73%
---------------------------------------------------------------------------------------------------------
Putnam VT Money
  Market Fund               0.29%         --          0.17%      --      0.46%          --        0.46%
---------------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap
  Growth Fund               0.56%         --          0.16%      --      0.72%          --        0.72%
---------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund      0.56%         --          0.16%    0.01%     0.73%          --        0.73%
---------------------------------------------------------------------------------------------------------

                                     DISTRIBUTION            ACQUIRED    TOTAL                  NET TOTAL
                                        AND/OR               FUND FEES  ANNUAL     FEE WAIVER    ANNUAL
                         MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING AND/OR EXPENSE OPERATING
FUND                        FEE          FEES       EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT  EXPENSES
---------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY
  SERIES, INC.
---------------------------------------------------------------------------------------------------------
Equity Income Portfolio     0.85%         --           --        --      0.85%          --        0.85%
---------------------------------------------------------------------------------------------------------
New America Growth
  Portfolio                 0.85%         --           --        --      0.85%          --        0.85%
---------------------------------------------------------------------------------------------------------
Personal Strategy
  Balanced Portfolio        0.90%         --           --      0.13%     1.03%        0.13%       0.90%
---------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED
  INCOME SERIES, INC.
---------------------------------------------------------------------------------------------------------
Limited-Term Bond
  Portfolio                 0.70%         --           --        --      0.70%          --        0.70%

The information shown in the table above was provided by the Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Fund's 2014 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Fund but that the expenses of the Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Fund's board of directors or trustees, are not shown.

Certain Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

FUND INVESTMENT OBJECTIVE, ADVISER AND SUBADVISER

The following table summarizes the investment objective(s) and identifies the investment adviser and, if applicable, the subadviser of each Fund. More information regarding the Funds is contained in the prospectus for each Fund.

FUND                                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE
SERIES(R)--CLASS 1
---------------------------------------------------------------------------------------------------------------------
  American Funds Asset Allocation Fund  Seeks high total return (including     Capital Research and Management
                                        income and capital gains) consistent   Company
                                        with preservation of capital over the
                                        long term.
---------------------------------------------------------------------------------------------------------------------
  American Funds Bond Fund              Seeks as high a level of current       Capital Research and Management
                                        income as is consistent with the       Company
                                        preservation of capital.
---------------------------------------------------------------------------------------------------------------------
  American Funds Cash Management Fund   Seeks to earn income on your cash      Capital Research and Management
                                        reserves while preserving capital and  Company
                                        maintaining liquidity.
---------------------------------------------------------------------------------------------------------------------

FUND                                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
  American Funds Global                 Seeks long-term growth of capital.     Capital Research and Management
  Growth Fund                                                                  Company
---------------------------------------------------------------------------------------------------------------------
  American Funds Global Small           Seeks long-term growth of capital.     Capital Research and Management
  Capitalization Fund                                                          Company
---------------------------------------------------------------------------------------------------------------------
  American Funds Growth Fund            Seeks growth of capital.               Capital Research and Management
                                                                               Company
---------------------------------------------------------------------------------------------------------------------
  American Funds Growth-Income Fund     Seeks long-term growth of capital and  Capital Research and Management
                                        income.                                Company
---------------------------------------------------------------------------------------------------------------------
  American Funds High-Income Bond Fund  Seeks a high level of current income.  Capital Research and Management
                                        Its secondary investment objective is  Company
                                        capital appreciation.
---------------------------------------------------------------------------------------------------------------------
  American Funds International Fund     Seeks long-term growth of capital.     Capital Research and Management
                                                                               Company
---------------------------------------------------------------------------------------------------------------------
  American Funds New World Fund(R)      Seeks long-term capital appreciation.  Capital Research and Management
                                                                               Company
---------------------------------------------------------------------------------------------------------------------
  American Funds U.S.                   Seeks a high level of current income   Capital Research and Management
   Government/AAA-Rated Securities      consistent with preservation of        Company
   Fund                                 capital.
---------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I--CLASS A
---------------------------------------------------------------------------------------------------------------------
  DWS Bond VIP                          Seeks to maximize total return         Deutsche Investment Management
                                        consistent with preservation of        Americas Inc.
                                        capital and prudent investment
                                        management, by investing for both
                                        current income and capital
                                        appreciation.
---------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP                Seeks to provide long-term growth of   Deutsche Investment Management
                                        capital.                               Americas Inc.
---------------------------------------------------------------------------------------------------------------------
  DWS Core Equity VIP                   Seeks long-term growth of capital,     Deutsche Investment Management
                                        current income and growth of income.   Americas Inc.
---------------------------------------------------------------------------------------------------------------------
  DWS Global Small Cap VIP              Seeks above-average capital            Deutsche Investment Management
                                        appreciation over the long term.       Americas Inc.
---------------------------------------------------------------------------------------------------------------------
  DWS International VIP                 Seeks long-term growth of capital.     Deutsche Investment Management
                                                                               Americas Inc.
---------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES II--CLASS A
---------------------------------------------------------------------------------------------------------------------
  DWS Global Income Builder VIP         Seeks to maximize income while         Deutsche Investment Management
                                        maintaining prospects for capital      Americas Inc.
                                        appreciation.
---------------------------------------------------------------------------------------------------------------------
  DWS Money Market VIP                  Seeks maximum current income to the    Deutsche Investment Management
                                        extent consistent with stability of    Americas Inc.
                                        principal.
---------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Growth VIP          Seeks long-term capital appreciation.  Deutsche Investment Management
                                                                               Americas Inc.
---------------------------------------------------------------------------------------------------------------------

FUND                                           INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS--INITIAL CLASS
--------------------------------------------------------------------------------------------------------------------
  Asset Manager: Growth(R) Portfolio   Seeks to maximize total return by      Fidelity Management & Research Company
                                       allocating its assets among stocks,    Subadviser: FMR Co., Inc. Fidelity
                                       bonds, short-term instruments, and     Investments Money Management, Inc.
                                       other investments.
--------------------------------------------------------------------------------------------------------------------
  Asset Manager/SM/ Portfolio          Seeks to obtain high total return      Fidelity Management & Research Company
                                       with reduced risk over the long-term   Subadviser: FMR Co., Inc.; Fidelity
                                       by allocating its assets among         Investments Money Management, Inc.
                                       stocks, bonds, and short-term
                                       instruments.
--------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio                   Seeks income and capital growth        Fidelity Management & Research Company
                                       consistent with reasonable risk.       Subadviser: FMR Co., Inc.; Fidelity
                                                                              Investments Money Management, Inc.
--------------------------------------------------------------------------------------------------------------------
  Contrafund(R) Portfolio              Seeks long-term capital appreciation.  Fidelity Management & Research Company
                                                                              Subadviser: FMR Co., Inc.
--------------------------------------------------------------------------------------------------------------------
  Equity-Income Portfolio              Seeks reasonable income. The fund      Fidelity Management & Research Company
                                       will also consider the potential for   Subadviser: FMR Co., Inc.
                                       capital appreciation. The fund's goal
                                       is to achieve a yield which exceeds
                                       the composite yield on the securities
                                       comprising the S&P 500(R) Index.
--------------------------------------------------------------------------------------------------------------------
  Freedom 2010 Portfolio               Seeks high total return with a         Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
--------------------------------------------------------------------------------------------------------------------
  Freedom 2020 Portfolio               Seeks high total return with a         Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
--------------------------------------------------------------------------------------------------------------------
  Freedom 2030 Portfolio               Seeks high total return with a         Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
--------------------------------------------------------------------------------------------------------------------
  Freedom 2040 Portfolio               Seeks high total return with a         Strategic Advisers, Inc.
                                       secondary objective of principal
                                       preservation as the fund approaches
                                       its target date and beyond.
--------------------------------------------------------------------------------------------------------------------

FUND                                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
  Freedom 2050 Portfolio                Seeks high total return with a         Strategic Advisers, Inc.
                                        secondary objective of principal
                                        preservation as the fund approaches
                                        its target date and beyond.
---------------------------------------------------------------------------------------------------------------------
  Growth & Income Portfolio             Seeks high total return through a      Fidelity Management & Research Company
                                        combination of current income and      Subadviser: FMR Co., Inc.
                                        capital appreciation.
---------------------------------------------------------------------------------------------------------------------
  Growth Opportunities Portfolio        Seeks to provide capital growth.       Fidelity Management & Research Company
                                                                               Subadviser: FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------
  Growth Portfolio                      Seeks to achieve capital appreciation. Fidelity Management & Research Company
                                                                               Subadviser: FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------
  High Income Portfolio                 Seeks a high level of current income,  Fidelity Management & Research Company
                                        while also considering growth of       Subadviser: FMR Co., Inc.
                                        capital.
---------------------------------------------------------------------------------------------------------------------
  Index 500 Portfolio                   Seeks investment results that          Fidelity Management & Research Company
                                        correspond to the total return of      Subadvisers: FMR Co., Inc.; Geode
                                        common stocks publicly traded in the   Capital Management, LLC
                                        United States, as represented by the
                                        S&P 500(R) Index.
---------------------------------------------------------------------------------------------------------------------
  Investment Grade Bond Portfolio       Seeks as high a level of current       Fidelity Management & Research Company
                                        income as is consistent with the       Subadviser: Fidelity Investments
                                        preservation of capital.               Money Management, Inc.
---------------------------------------------------------------------------------------------------------------------
  Mid Cap Portfolio                     Seeks long-term growth of capital.     Fidelity Management & Research Company
                                                                               Subadviser: FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------
  Money Market Portfolio                Seeks as high a level of current       Fidelity Management & Research Company
                                        income as is consistent with           Subadviser: Fidelity Investments
                                        preservation of capital and liquidity. Money Management, Inc.
---------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio                    Seeks long-term growth of capital.     Fidelity Management & Research Company
                                                                               Subadviser: FMR Co., Inc.
---------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST-- CLASS A
---------------------------------------------------------------------------------------------------------------------
  ClearBridge Aggressive Growth         Seeks capital appreciation.            MetLife Advisers, LLC
   Portfolio                                                                   Subadviser: ClearBridge Investments,
                                                                               LLC
---------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond Debenture Portfolio  Seeks high current income and the      MetLife Advisers, LLC
                                        opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                        to produce a high total return.
---------------------------------------------------------------------------------------------------------------------

FUND                                           INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Emerging Markets Equity       Seeks capital appreciation.            MetLife Advisers, LLC
   Portfolio                                                                  Subadviser: Massachusetts Financial
                                                                              Services Company
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Equity Portfolio  Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------------------------------
  WMC Large Cap Research Portfolio     Seeks long-term capital appreciation.  MetLife Advisers, LLC
                                                                              Subadviser: Wellington Management
                                                                              Company, LLP
--------------------------------------------------------------------------------------------------------------------
METROPOLITAN SERIES FUND-- CLASS A
--------------------------------------------------------------------------------------------------------------------
  Barclays Aggregate Bond Index        Seeks to track the performance of the  MetLife Advisers, LLC
   Portfolio                           Barclays U.S. Aggregate                Subadviser: MetLife Investment
                                       Bond Index.                            Management, LLC
--------------------------------------------------------------------------------------------------------------------
  BlackRock Capital Appreciation       Seeks long-term growth of capital.     MetLife Advisers, LLC
   Portfolio                                                                  Subadviser: BlackRock Advisors, LLC
--------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Value Portfolio  Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: BlackRock Advisors, LLC
--------------------------------------------------------------------------------------------------------------------
  BlackRock Money Market Portfolio     Seeks a high level of current income   MetLife Advisers, LLC
                                       consistent with preservation of        Subadviser: BlackRock Advisors, LLC
                                       capital./1/
--------------------------------------------------------------------------------------------------------------------
  MetLife Mid Cap Stock Index          Seeks to track the performance of the  MetLife Advisers, LLC
   Portfolio                           Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment
                                       Composite Stock Price Index.           Management, LLC
--------------------------------------------------------------------------------------------------------------------
  MetLife Stock Index Portfolio        Seeks to track the performance of the  MetLife Advisers, LLC
                                       Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment
                                       Stock Price Index.                     Management, LLC
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Portfolio        Seeks a favorable total return         MetLife Advisers, LLC
                                       through investment in a diversified    Subadviser: Massachusetts Financial
                                       portfolio.                             Services Company
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Value Portfolio               Seeks capital appreciation.            MetLife Advisers, LLC
                                                                              Subadviser: Massachusetts Financial
                                                                              Services Company
--------------------------------------------------------------------------------------------------------------------
  MSCI EAFE(R) Index Portfolio         Seeks to track the performance of the  MetLife Advisers, LLC
                                       MSCI EAFE(R) Index.                    Subadviser: MetLife Investment
                                                                              Management, LLC
--------------------------------------------------------------------------------------------------------------------
  Russell 2000(R) Index Portfolio      Seeks to track the performance of the  MetLife Advisers, LLC
                                       Russell 2000(R) Index.                 Subadviser: MetLife Investment
                                                                              Management, LLC
--------------------------------------------------------------------------------------------------------------------

FUND                                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
  TRUST--INITIAL CLASS
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Core Equity Series             Seeks capital appreciation.            Massachusetts Financial Services
                                                                               Company
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Global Equity Series           Seeks capital appreciation.            Massachusetts Financial Services
                                                                               Company
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Growth Series                  Seeks capital appreciation.            Massachusetts Financial Services
                                                                               Company
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series  Seeks capital appreciation.            Massachusetts Financial Services
                                                                               Company
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series         Seeks capital appreciation.            Massachusetts Financial Services
                                                                               Company
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Mid Cap Growth Series          Seeks capital appreciation.            Massachusetts Financial Services
                                                                               Company
---------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series           Seeks capital appreciation.            Massachusetts Financial Services
                                                                               Company
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Bond Series           Seeks total return with an emphasis    Massachusetts Financial Services
                                        on current income, but also            Company
                                        considering capital appreciation.
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Research Series                Seeks capital appreciation.            Massachusetts Financial Services
                                                                               Company
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series            Seeks total return.                    Massachusetts Financial Services
                                                                               Company
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series               Seeks total return.                    Massachusetts Financial Services
                                                                               Company
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Value Series                   Seeks capital appreciation.            Massachusetts Financial Services
                                                                               Company
---------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE
  TRUST II--INITIAL CLASS
---------------------------------------------------------------------------------------------------------------------
  MFS(R) High Yield Portfolio           Seeks total return with an emphasis    Massachusetts Financial Services
                                        on high current income, but also       Company
                                        considering capital appreciation.
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio     Seeks total return with an emphasis    Massachusetts Financial Services
                                        on high current income, but also       Company
                                        considering capital appreciation.
---------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST-- CLASS IA
---------------------------------------------------------------------------------------------------------------------
  Putnam VT Diversified Income Fund     Seeks as high a level of current       Putnam Investment Management, LLC
                                        income as Putnam Investment
                                        Management, LLC believes is
                                        consistent with preservation of
                                        capital.

FUND                                           INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
  Putnam VT Equity Income Fund         Seeks capital growth and current       Putnam Investment Management, LLC
                                       income.
--------------------------------------------------------------------------------------------------------------------
  Putnam VT Global Asset Allocation    Seeks long-term return consistent      Putnam Investment Management, LLC
   Fund                                with preservation of capital.          Subadviser: The Putnam Advisory
                                                                              Company, LLC
--------------------------------------------------------------------------------------------------------------------
  Putnam VT Global Equity Fund         Seeks capital appreciation.            Putnam Investment Management, LLC
                                                                              Subadviser: The Putnam Advisory
                                                                              Company, LLC
--------------------------------------------------------------------------------------------------------------------
  Putnam VT Global Utilities Fund      Seeks capital growth and current       Putnam Investment Management, LLC
                                       income.                                Subadviser: The Putnam Advisory
                                                                              Company, LLC
--------------------------------------------------------------------------------------------------------------------
  Putnam VT Growth and Income Fund     Seeks capital growth and current       Putnam Investment Management, LLC
                                       income.
--------------------------------------------------------------------------------------------------------------------
  Putnam VT High Yield Fund            Seeks high current income. Capital     Putnam Investment Management, LLC
                                       growth is a secondary goal when
                                       consistent with achieving high
                                       current income.
--------------------------------------------------------------------------------------------------------------------
  Putnam VT Income Fund                Seeks high current income consistent   Putnam Investment Management, LLC
                                       with what Putnam Investment
                                       Management, LLC believes to be
                                       prudent risk.
--------------------------------------------------------------------------------------------------------------------
  Putnam VT International Equity Fund  Seeks capital appreciation.            Putnam Investment Management, LLC
                                                                              Subadviser: The Putnam Advisory
                                                                              Company, LLC
--------------------------------------------------------------------------------------------------------------------
  Putnam VT International Growth Fund  Seeks long-term capital appreciation.  Putnam Investment Management, LLC
                                                                              Subadviser: The Putnam Advisory
                                                                              Company, LLC
--------------------------------------------------------------------------------------------------------------------
  Putnam VT International Value Fund   Seeks capital growth. Current income   Putnam Investment Management, LLC
                                       is a secondary objective.              Subadviser: The Putnam Advisory
                                                                              Company, LLC
--------------------------------------------------------------------------------------------------------------------
  Putnam VT Investors Fund             Seeks long-term growth of capital and  Putnam Investment Management, LLC any increased income that results
                                       from this growth.
--------------------------------------------------------------------------------------------------------------------
  Putnam VT Money Market Fund          Seeks as high a rate of current        Putnam Investment Management, LLC
                                       income as Putnam Investment
                                       Management, LLC believes is
                                       consistent with preservation of
                                       capital and maintenance of liquidity.
--------------------------------------------------------------------------------------------------------------------

FUND                                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
  Putnam VT Multi-Cap Growth Fund       Seeks long-term capital appreciation.  Putnam Investment Management, LLC
---------------------------------------------------------------------------------------------------------------------
  Putnam VT Voyager Fund                Seeks capital appreciation.            Putnam Investment Management, LLC
---------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
---------------------------------------------------------------------------------------------------------------------
  Equity Income Portfolio               Seeks a high level of dividend income  T. Rowe Price Associates, Inc.
                                        and long-term capital growth
                                        primarily through investments in
                                        stocks.
---------------------------------------------------------------------------------------------------------------------
  New America Growth Portfolio          Seeks to provide long-term capital     T. Rowe Price Associates, Inc.
                                        growth by investing primarily in the
                                        common stocks of growth companies.
---------------------------------------------------------------------------------------------------------------------
  Personal Strategy Balanced Portfolio  Seeks the highest total return over    T. Rowe Price Associates, Inc.
                                        time consistent with an emphasis on
                                        both capital appreciation and income.
---------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE FIXED INCOME SERIES,
  INC.
---------------------------------------------------------------------------------------------------------------------
  Limited-Term Bond Portfolio           Seeks a high level of income           T. Rowe Price Associates, Inc.
                                        consistent with moderate fluctuations
                                        in principal value.
---------------------------------------------------------------------------------------------------------------------

1 An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the Portfolio. During extended periods of low interest rates, the yields of the investment division in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

TRANSFERS
The following Funds are "Monitored Portfolios" as defined in the Transfer section of the prospectus:

American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds High-Income Bond Fund
American Funds International Fund
American Funds New World Fund(R)
DWS Global Income Builder VIP
DWS Global Small Cap VIP
DWS International VIP
DWS Small Mid Cap Growth VIP
Fidelity(R) VIP High Income Portfolio
Fidelity(R) VIP Overseas Portfolio
Met Investors Series Trust Lord Abbett Bond Debenture Portfolio
Met Investors Series Trust MFS(R) Emerging Markets Equity Portfolio Met Investors Series Trust Oppenheimer Global Equity Portfolio
Metropolitan Series Fund MSCI EAFE(R) Index Portfolio
Metropolitan Series Fund Russell 2000(R) Index Portfolio
MFS(R) Global Equity Series
MFS(R) New Discovery Series

MFS(R) High Income Portfolio
MFS(R) Strategic Income Portfolio
Putnam VT Global Asset Allocation Fund
Putnam VT Global Equity Fund
Putnam VT Global Utilities Fund
Putnam VT High Yield Fund
Putnam VT International Equity Fund
Putnam VT International Growth Fund
Putnam VT International Value Fund.

In addition to the Funds identified above, we treat all American Funds Insurance Series(R) portfolios ("American Funds portfolios") as Monitored Funds. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Funds, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described in the prospectus, see "Transfer"), and transfer restrictions may be imposed upon a violation of either monitoring policy.